Note 8 - Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments [Table Text Block]

				As of December 31,
(in millions)				2015	2014
	Type	Maturity	Weighted-Average Effective Interest Rate	Carrying Value	Carrying Value
Current portion:
	Term note	2016	7.56%	$4	$4
	Credit line	2015	2.42%	—	1
				4	5
Non-current portion:
	Term note	2019	7.56%	400	403
	Term note	2020	11.04%	270	269
	Other	Various	6.07%	3	—
				673	672
				$677	$677

Schedule of Maturities of Long-Term Debt [Table Text Block]
(in millions)	Carrying Value	Maturity Value
2016	$4	$4
2017	4	4
2018	4	4
2019	392	397
2020	271	276
2021 and thereafter	2	2
Total	$677	$687